INVESTMENTS IN AFFILIATED AND OTHER COMPANY	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN AFFILIATED AND OTHER COMPANY [Abstract]
INVESTMENTS IN AFFILIATED AND OTHER COMPANY
NOTE 4	-	INVESTMENTS IN AFFILIATED AND OTHER COMPANY

A.	Investment in affiliated companies

1.	Ecomtrade Ltd. ("Ecomtrade")

The Company held 50% of the shares of Ecomtrade.

In December 2013, the Company sold its entire investment in Ecomtrade which amounted to a net amount of US$ 166,000 (including a loan in an amount fo US$ 273,000) for no proceeds.

2.	Overvyoo Ltd. ("Overvyoo")

In December 2013, the Company purchased 27.5% of Overvyoo's (a startup company) shares for an amount of US$ 1.4 million.  Overvyoo is an Israeli start-up Company developing solutions of the management of mobile/field workforce.

B.	Investment in other company

Locationet Systems Ltd. ("Locationet")

The Company holds 10.64% of the shares of Locationet.

The balance of the Company's investment in Locationet as of December 31, 2013 and 2012 was US$ 88,000 and US$ 82,000 respectively.